Variable interest entities and securitization (Tables)	12 Months Ended
Dec. 31, 2018
Securitizations And Variable Interest Entities Disclosure [Abstract]
Incremental Assets and Liabilities Included in Consolidated Financial Statements
The following table presents the incremental assets and liabilities included in BNY Mellon’s consolidated financial statements as of Dec. 31, 2018 and Dec. 31, 2017. The net assets of any consolidated VIE are solely available to settle the liabilities of the VIE and to settle any investors’ ownership liquidation requests, including any seed capital invested in the VIE by BNY Mellon.

Consolidated investments
	Dec. 31, 2018				Dec. 31, 2017
(in millions)	Investment Management funds		Securitization	Total consolidated investments	Investment Management funds		Securitization	Total consolidated investments
Securities - Available-for-sale	$—		$—	$—	$—		$400	$400
Trading assets	243		400	643	516		—	516
Other assets	220		—	220	215		—	215
Total assets	$463	(a)	$400	$863	$731	(b)	$400	$1,131
Other liabilities	$2		$371	$373	$2		$367	$369
Total liabilities	$2	(a)	$371	$373	$2	(b)	$367	$369
Nonredeemable noncontrolling interests	$101	(a)	$—	$101	$316	(b)	$—	$316

(a)	Includes VMEs with assets of $253 million, liabilities of $2 million and nonredeemable noncontrolling interests of less than $1 million.

(b)	Includes VMEs with assets of $84 million, liabilities of $1 million and nonredeemable noncontrolling interests of $1 million.

Schedule of Variable Interest Entities
As of Dec. 31, 2018 and Dec. 31, 2017, the following assets and liabilities related to the VIEs where BNY Mellon is not the primary beneficiary are included in our consolidated financial statements and primarily relate to accounting for our investments in qualified affordable housing and renewable energy projects.

The maximum loss exposure indicated in the table below relates solely to BNY Mellon’s investments in, and unfunded commitments to, the VIEs.

Non-consolidated VIEs
	Dec. 31, 2018			Dec. 31, 2017
(in millions)	Assets	Liabilities	Maximum loss exposure	Assets	Liabilities	Maximum loss exposure
Securities - Available-for-sale (a)	$214	$—	$214	$203	$—	$203
Other	2,450	479	2,929	2,592	486	3,078

(a)	Includes investments in the Company’s sponsored CLOs.